DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS.
1.	DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Kinross Gold Corporation and its subsidiaries and joint arrangements (collectively, “Kinross” or the “Company”) are engaged in gold mining and related activities, including exploration and acquisition of gold-bearing properties, extraction and processing of gold-containing ore and reclamation of gold mining properties. Kinross Gold Corporation, the ultimate parent, is a public company incorporated and domiciled in Canada with its registered office at 25 York Street, 17th floor, Toronto, Ontario, Canada, M5J 2V5. Kinross’ gold production and exploration activities are carried out principally in Canada, the United States, Brazil, Chile, Mauritania and Finland. Gold is produced in the form of doré, which is shipped to refineries for final processing. Kinross also produces and sells a quantity of silver. The Company is listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange.

The consolidated financial statements of the Company for the year ended December 31, 2023 were authorized for issue in accordance with a resolution of the Board of Directors on February 14, 2024.